Asset-backed securitization debt (Tables)	12 Months Ended
Dec. 31, 2018
Asset-backed Securities [Member]
Schedule of Maturities of Long-term Debt
As of December 31, 2018, the asset-backed securitization debt will be due according to the following schedule:

	Within 1 year	Between 1 to 2 years	Between 2 to 3 years	Between 3 to 4 years	Between 4 to 5 years
	RMB	RMB	RMB	RMB	RMB

Principal amounts	10,090,744	3,674,781	107,771	-	-